GOVERNMENT FEES AND OTHER TAXES (Details) - Schedule of Government Fees and Other Taxes Consist - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Government Fees and Other Taxes Consist [Abstract]
Government fees	$ 69	$ 63
Other taxes	2,574	2,311
Total government fees and other taxes consist	$ 2,643	$ 2,374